Note 12 - Income Taxes (Details) - Components of Income Tax Expense - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense [Abstract]
Current												$ 2,027	$ 2,055
Deferred										$ 263	$ (65)	285	200
Totals	$ 487	$ 450	$ 611	$ 692	$ 559	$ 534	$ 653	$ 557	$ 511	$ 956	$ 1,251	$ 2,312	$ 2,255